GOODWILL AND CORE DEPOSIT INTANGIBLES	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND CORE DEPOSIT INTANGIBLES

NOTE 7 – GOODWILL AND CORE DEPOSIT INTANGIBLES

The assets and liabilities acquired in business combinations are recorded at their estimated fair values at the acquisition date. The excess of the purchase price over the estimated fair value of the net assets for tax free acquisitions is recorded as goodwill, none of which is deductible for tax purposes. The excess of the purchase price over the estimated fair value of the net assets for taxable acquisitions is recorded as goodwill, and is deductible for tax purposes. In 2014, the Company reduced core deposit intangibles associated with branches sold by $46 through accelerating the amortization related to those branches.

The carrying basis of goodwill and core deposit intangibles as of and for the years ended December 31, 2015 and 2014 were as follows:

	Goodwill	Core Deposit
Balance as of January 1, 2014	$18,130	$1,470
Amortization	—	(363)

Balance as of December 31, 2014	18,130	1,107
Acquired in acquisition	—	717
Amortization	—	(275)

Balance as of December 31, 2015	$18,130	$1,549

Estimated amortization expense for each of the following five years and thereafter is:

Expensed in one year or less	$346
Expensed after one year through two years	309
Expensed after two years through three years	273
Expensed after three years through four years	236
Expensed after four years through five years	142
Thereafter	243

Total	$1,549